FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2014
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]
NOTE 17:-	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2012	2013	2014

Financial expenses:
Loss related to non-hedging derivative instruments	$-	$(191)	$-
Interest	(900)	(617)	(415)
Amortization of marketable securities premiums and accretion of discounts, net	(436)	(349)	(820)
Exchange rate	(4)	-	(722)
Others	(201)	(229)	(205)

	(1,541)	(1,386)	(2,162)
Financial income -
Gain related to non-hedging derivative instruments	452	-	196
Interest and others	1,542	1,294	1,770
Exchange rate	-	188	-

	1,994	1,482	1,966

	$453	$96	$(196)